OTHER CURRENT LIABILITIES:	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES:	NOTE 6 – OTHER CURRENT LIABILITIES:
	December 31,
	2023	2022
	USD in thousands
Government authorities	52	-
Accrued expenses	132	214
Other payables	27	-
	211	214